Adoption of ASU 2018-12 (Summary of Effect on Previously Reported Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	$ 12,235	$ 11,896
Reinsurance recoverables, net of allowance for credit losses	19,443	22,386
Market risk benefit assets	2,807	1,888
Other assets	18,802	16,532
Total assets	334,217	394,750
Liabilities
Policyholder account balances	114,435	110,227
Future contract benefits	38,826	41,425
Market risk benefit liabilities	2,078	4,399
Deferred Front End Loads	5,052	4,225
Other liabilities	12,021	16,405
Total liabilities	329,115	374,835
Stockholders' Equity
Retained earnings	5,924	5,196
Accumulated other comprehensive income (loss)	(6,352)	9,984
Total stockholders' equity	5,102	19,915	$ 22,699
As Previously Reported [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,803	6,284
Reinsurance recoverables, net of allowance for credit losses	19,882	20,295
Other assets	20,680	18,930
Total assets	335,437	387,301
Liabilities
Policyholder account balances	114,435	110,219
Future contract benefits	41,756	40,687
Deferred Front End Loads	5,669	415
Other liabilities	12,773	17,554
Total liabilities	331,336	367,029
Stockholders' Equity
Retained earnings	6,239	9,096
Accumulated other comprehensive income (loss)	(7,668)	6,441
Total stockholders' equity	4,101	20,272
Restatement Adjustments [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements		2
Other assets	(187)	(614)
Total assets	(329)	(356)
Liabilities
Policyholder account balances		8
Other liabilities	(797)	(846)
Total liabilities	(797)	(838)
Stockholders' Equity
Retained earnings	468	482
Total stockholders' equity	468	482
Accounting Standards Update 2018-12 [Member]
Assets
Reinsurance recoverables, net of allowance for credit losses			19,388
Liabilities
Future contract benefits			42,828
Deferred Front End Loads			3,591
Accounting Standards Update 2018-12 [Member] | As Previously Reported [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,803	6,286
Reinsurance recoverables, net of allowance for credit losses	19,882	20,295	16,350
Other assets	20,493	18,316
Total assets	335,108	386,945
Liabilities
Future contract benefits	41,756	40,687	38,896
Deferred Front End Loads	5,669	415	401
Other liabilities	11,976	16,708
Total liabilities	330,539	366,191
Stockholders' Equity
Retained earnings	6,707	9,578
Accumulated other comprehensive income (loss)	(7,668)	6,441
Total stockholders' equity	4,569	20,754
Accounting Standards Update 2018-12 [Member] | Restatement Adjustments [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	(1,568)	5,610
Reinsurance recoverables, net of allowance for credit losses	(439)	2,091
Market risk benefit assets	2,807	1,888
Other assets	(1,691)	(1,784)
Total assets	(891)	7,805
Liabilities
Future contract benefits	(2,930)	738
Market risk benefit liabilities	2,078	4,399
Deferred Front End Loads	(617)	3,810	$ 3,190
Other liabilities	45	(303)
Total liabilities	(1,424)	8,644
Stockholders' Equity
Retained earnings	(783)	(4,382)
Accumulated other comprehensive income (loss)	1,316	3,543
Total stockholders' equity	$ 533	$ (839)